J.P. MORGAN INVESTOR SERVICES CO.

Seaport Center, 70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210-1950

VIA EDGAR

May 25, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectuses dated May 1, 2011, for (i) the AQR Diversified Arbitrage Fund and AQR Managed Futures Strategy Fund – Class N Shares and (ii) the AQR Global Equity Fund, AQR Diversified Arbitrage Fund and AQR Managed Futures Strategy Fund – Class I Shares, all series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on May 4, 2011 (Accession Number: 0001193125-11-125831).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0668.

Very truly yours,

/s/ Charles J. Daly
Charles J. Daly
Vice President

Enclosures

cc:	Brendan R. Kalb, Esq.
Nicole DonVito, Esq.